Pledged assets and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Pledged assets and contingent liabilities
Schedule of pledged assets and contingent liabilities

Skr mn	Dec 31, 2020	Dec 31, 2019
Collateral provided
Cash collateral under the security agreements for derivative contracts	21,979	16,891

Contingent liabilities
Guarantee commitments	3,969	4,393

Commitments
Committed undisbursed loans	57,213	52,150
Binding offers	1,322	2,800